Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10 - INCOME TAXES

The Company operates in the United States and its wholly-owned subsidiaries operate in Japan, Hong Kong and Switzerland and files tax returns in these jurisdictions.

Loss from continuing operations before income tax expense (benefit) is as follows:

	For the Years Ended
	December 31,
	2017	2016

Tax jurisdiction from:
- US	$(792,206)	$-
- Foreign
Hong Kong (HK)	(415,435)	(113,009)
Japan (JP)	(159,443)	(74,733)
Switzerland (EU)	(51,671)	6,702
Loss before income taxes	$(1,418,755)	$(181,040)

There was no provision for income taxes for the years ended December 31, 2017 and 2016, as the Company has tax losses in all jurisdictions. The expected approximate income tax rate for 2017 and 2016, for United States is 34%, Hong Kong is 16.5%, Japan is 30%, and Switzerland is 20%, whereas the actual rate was zero. The total income tax benefit differs from the expected income tax benefit principally due to the valuation allowance recorded against the deferred tax assets which are principally comprised of net operating losses (“NOLs”).

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2017 and 2016:

	December 31,
	2017	2016

Deferred tax assets:
NOL carryforwards
United States – current rate	$266,934	$-
United States – effect of change in statutory rate	(102,062)	-
-Foreign	337,278	210,821
Total	502,150	210,821
Less: valuation allowance	(502,150)	(210,821)
Net deferred tax asset	$-	$-

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law including lowering the corporate tax rate from 34% to 21%. In addition to applying the new lower corporate tax rate in 2018 and thereafter to any taxable income we may have, the legislation affects the way we can use and carry forward net operating losses previously accumulated and results in a revaluation of deferred tax assets and liabilities recorded on our balance sheet. The Company has completed the accounting for the effects of the Act during the quarter ended December 31, 2017. Given that current deferred tax assets are offset by a full valuation allowance, these changes will have no impact on the balance sheet.

The Company applies the authoritative accounting guidance under ASC 740 for the recognition, measurement, classification and disclosure of uncertain tax positions taken or expected to be taken in a tax return. The Company provided a full valuation allowance against its deferred tax assets as of December 31, 2017 and 2016. This valuation allowance reflects the estimate that it is more likely than not that the net deferred tax assets may not be realized.

The Company has approximately $2,480,000 of U.S. and foreign carryforwards, the tax effect of which is approximately $502,000. These carryforwards begin to expire in 2024.

The U. S. NOL carryforwards are subject to certain limitations due to the change in control of the Company pursuant to Internal Revenue Code Section 382. The Company has not performed a study to determine if the NOL carryforwards are subject to these Section 382 limitations. In addition, the Company has foreign NOLs. The Company is still evaluating the impact of a change in stock ownership and the potential limitation of foreign NOLs.

A valuation allowance is recorded on certain deferred tax assets if it has been determined it is more likely than not that all or a portion of these assets will not be realized. The Company has recorded a full valuation allowance of $502,150 and $210,821 for deferred tax assets existing as of December 31, 2017 and 2016, respectively. The valuation allowance as of December 31, 2017 and 2016 is attributable to NOL carryforwards in the United States and foreign jurisdictions. There was an increase in the valuation allowance in the year ended December 31, 2017 of $291,329.

The Company’s tax returns are subject to examination by tax authorities in the U.S., various state and foreign jurisdictions. The Company is generally no longer subject to examinations for years prior to 2013.